Equity Narrative (Detail) € / shares in Units, € in Thousands			12 Months Ended
	Oct. 08, 2021	Jun. 22, 2021	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2021 $ / shares
Equity narrative [line items]
Par value per share | $ / shares						$ 0.076
Non-controlling interests			€ 1	€ 0	€ 3,276
RapidFit [Member]
Equity narrative [line items]
Written Put Options Rapid Fit Plus			€ 875
Proportion of ownership interests held by non-controlling interests	16.66%
Share capital [member]
Equity narrative [line items]
Par value per share | € / shares				€ 0.076	€ 0.058
Average price per share, capital increase via exerciese of warrants | € / shares			€ 8
Outstanding shares | shares			59,063,521	54,169,257	53,172,513
Total Shareholders Capital			€ 4,487	€ 4,096	€ 3,066
Increase shareholder's capital through convertible bonds			€ 371
Number of new shares through convertible bonds | shares			4,600,000
Capital increase via exercise of warrants			€ 22
Number of new shares warrants | shares			294,264
Average price per share, capital increase via exerciese of convertible bonds | € / shares			€ 19.7
Public Offering			€ 90,235
Reserves [member]
Equity narrative [line items]
Legal reserve max percent of capital			5.00%
Non-controlling interests [member]
Equity narrative [line items]
Non-controlling interest percent in Engimplan					25.00%
Retained earnings impact NCI-acquisition Engimplan			€ 2,213
Remaining interest Engimplan acquired			25.00%
Non-controlling interests [member] | Tianjin Zhenyuan Materialise Medical Technology Limited Member [Member] | Materialise and Zhenyuan [Member]
Equity narrative [line items]
Non-controlling interests			€ 1
Non-controlling interests [member] | Tianjin Zhenyuan Materialise Medical Technology Limited Member [Member] | Materialise and Zhenyuan [Member] | Top of range [member]
Equity narrative [line items]
Proportion of ownership interest in subsidiary		51.00%
Non-controlling interests [member] | Tianjin Zhenyuan Materialise Medical Technology Limited Member [Member] | Materialise and Zhenyuan [Member] | Bottom of range [member]
Equity narrative [line items]
Proportion of ownership interest in subsidiary		49.00%
RapidFit+ [member]
Equity narrative [line items]
Non-controlling interest percent in rapdit fit			10.00%
Non-controlling interest amount Engimplan					€ 3,276
Share premium [member]
Equity narrative [line items]
Total Share Premium			€ 233,872	141,275	138,090
Increase (decrease) through share-based payment transactions, equity			41	103	201
Capital increase via exercise of warrants			€ 2,322	€ 3,082	€ 1,252